Note 6 - Summary of Note Payable (Details) - USD ($)		Jun. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Note Payable Mining Equipment [Member]
Note payable		$ 0	[1]	$ 3,714	[1],[2]	$ 14,057	[2]
Note Payable Mining Equipment 3 [Member]
Note payable		35,226	[3]	42,235	[3]	18,246	[4]
Note Payable Mining Site Vehicle [Member]
Note payable		9,426	[5]	13,196	[5],[6]	20,736	[6]
Note Payable Insurance Company 2 [Member]
Note payable		8,804	[7]	60,953	[7]	42,211	[8]
Note Payable Insurance Company 3 [Member]
Note payable	[9]	18,119		124,019
Note payable		71,575		244,117		306,039
Less: Current Portion		(49,040)		(210,429)		(246,894)
Notes Payable, Long-Term Portion		$ 22,535		$ 33,688		$ 59,145

[1]	On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.
[2]	On October 31, 2014, the Company purchased mining equipment for $57,900 by issuing a note with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[3]	On October 31, 2014, the Company purchased mining equipment for $65,120 by paying a deposit and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[4]	On April 1, 2014, the Company purchased lab equipment for $109,493 by paying deposit and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in November 2014.
[5]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[6]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[7]	The Company signed a note payable with an insurance company dated October 21, 2015 for liability insurance, due in monthly installments, including interest at 11.845%.
[8]	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[9]	The Company signed a note payable with an insurance company dated October 17, 2015 for liability insurance, due in monthly installments, including interest at 3.000%.